Shareholders’ Equity - Open Market Sales Agreement (Details) $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 17, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Sep. 18, 2020 USD ($)
Equity [Abstract]
Sale of stock, authorized amount					$ 100.0
Commission, percentage of gross sales price					0.030
Number of shares issued in transaction | shares	2,069,466	1,718,506	2,069,466	3,787,972
Proceeds of issuance of ordinary shares, net of issuance costs	$ 14.3	$ 15.3	$ 14.3	$ 29.6